Consolidated statements of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income [Abstract]
Net income for the period	[1]	€ (1,605)	€ 3,323	€ 1,195
Pensions and other-post employment plans: Remeasurement, before tax		101	134	51
Pensions and other-post employment plans: Income tax effect on remeasurements		20	21	12
Financial assets fair value through OCI: Net current-period change, before tax		(32)	(39)	0
Financial assets fair value through OCI: Income tax effect on net current-period change		1	1	0
Total of items that will not be reclassified to Income Statement		49	74	39
Currency translation differences: Net current period change, before tax		748	1,078	(1,040)
Currency translation differences: Income tax effect on net current-period change		(2)	5	(1)
Currency translation differences: Reclassification adjustment for (gain) loss realized		0	(36)
Currency translation differences: Reclassification adjustment for (gain) loss realized, in discontinued operations			(69)
Cash flow hedges: Net current-period change, before tax		(29)	(52)	69
Cash flow hedges: Income tax effect on net current-period change		10	(18)	17
Cash flow hedges: Reclassification adjustment for (gain) loss realized		(63)	14	6
Total of items that are or may be reclassified to Income Statement		774	1,129	(992)
Other comprehensive income for the period		823	1,203	(953)
Total comprehensive income for the period		(782)	4,527	242
Total comprehensive income attributable to: Shareholders of Koninklijke Philips N.V		(786)	4,520	235
Total comprehensive income attributable to: Non-controlling interests		€ 4	€ 7	€ 6

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.